Employee benefit plans and compensation plans - Transaction and retention bonuses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction bonuses recognized			$ 36.9
Amount received from former parent for transaction and retention bonuses		$ 25.3	30.5
Retention bonuses recorded		13.3	17.6
2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of incentive awards paid to employees received from White Mountains		$ 1.4	$ 2.5
Retention awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Retention awards issued	$ 10.7
Retention awards recognized	$ 2.1